Trade and other current receivables - Summary of Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 3,783	€ 3,626
Impairment provision for trade receivables	(201)	(193)
Trade receivables	3,582	3,433
Not overdue
Aging Of Current Trade Receivables [line items]
Trade receivables	3,070	2,849
Past due less than three months
Aging Of Current Trade Receivables [line items]
Trade receivables	470	481
Past due more than three months but less than six months
Aging Of Current Trade Receivables [line items]
Trade receivables	75	99
Past due more than six months but less than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	44	73
Past due more than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 124	€ 124